Shareholders' Equity - Schedule of Movements in Treasury Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of shares, opening balance	72,584	0	81,024
Number of shares, share repurchase	13,135,725	1,836,638	7,388,846
Number of shares, cancellation of shares	(13,208,309)	(1,764,054)	(7,469,870)
Number of shares, closing balance	0	72,584	0
Amount, opening balance	$ 426	$ 0	$ 311
Amount, share repurchase	59,108	11,202	35,243
Cancellation of shares	(59,534)	(10,776)	(35,554)
Amount, closing balance	$ 0	$ 426	$ 0